FT Vest U.S. Equity Deep Buffer ETF - November Annual Total Returns	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
FT Vest U.S. Equity Deep Buffer ETF - November | FT Vest U.S. Equity Deep Buffer ETF - November
Prospectus [Line Items]
Annual Return [Percent]	11.07%	18.26%	(7.52%)	5.90%	7.54%